Equity (Details) - Schedule of Equity Distribution S/ / shares in Units, S/ in Thousands	12 Months Ended
Dec. 31, 2023 PEN (S/) S/ / shares
Schedule of Equity Distribution [Abstract]
Declared dividends per share to be paid in cash S/. | S/ / shares	S/ 0.42
Declared dividends S/(000): | S/	S/ 179,805